Statements of Cash Flows (three month periods unaudited) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	27 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 4,834	$ (97,443)	$ (78,858)	$ (776,811)	$ (852,178)
Adjustments to reconcile Net (Loss) to net cash provided (used) by operating activities
Common Stock issued for Services			1,400	10,000
Warrants issued for Services				276,038
Depreciation and amortization	2,982	426		6,899
Security deposit in lieu of rent expenses	2,903
Change in operating assets and liabilities
Change in Accounts Receivable	(42,160)			(35,000)
Change in Inventory	(1,390)	(31,880)		(42,447)
Change in Prepaid expenses	(838)	(8,985)	(51,250)	41,064
Change in Interest payable	1,500	1,574	3,238	6,012
Change in Accounts payable	82,674	14,500	1,305	32,875
Change in Accrued liabilities	(16,041)	23,252	1,439	109,202
Net cash used in operating activities	34,464	(98,556)	(122,726)	(381,170)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets		(3,464)		(3,994)
Net cash (used) in investing activities		(3,464)		(3,994)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of promissory notes		11,000	126,000	32,500
Stockholders' additional paid-in capital		87,500
Redemption of common stock			(1,950)
Proceeds from issuance of common stock		(67,500)	68,500	311,755
Net cash provided by financing activities		31,000	192,550	344,255
Net increase in cash	34,464	(71,020)	69,824	(40,909)
Cash at beginning of period	30,915	71,824	2,000	71,824
Cash at end of period	65,379	804	71,824	30,915	65,379
Non-cash transactions:
Common stock issued for conversion of promissory notes payable				41,500
Machinery and equipment transferred from inventories				28,780
Acquisition of intangible assets with issuance of common stock			15,000
Common Stock issued for Services			1,400	10,000
Security deposit applied to facility rent	$ 2,903